Investments (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contingent liabilities incurred in relation to interests in joint ventures	R$ 250,262	R$ 227,467
Associates [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	2,166	1,428
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities incurred in relation to interests in joint ventures	R$ 187,243	R$ 187,183